Beau Yanoshik

+1.202.373.6133

beau.yanoshik@morganlewis.com

May 11, 2020

VIA EDGAR

Filing Room

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	SPDR® Series Trust: Post-Effective Amendment No. 227 to the Registration Statement Filed on Form N-1A Under the Securities Act of 1933 (File Nos. 333-57793 and 811- 08839)

Ladies and Gentlemen:

On behalf of our client, SPDR® Series Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 227 to the Trust’s Registration Statement on Form N-1A. The filing is being made pursuant to Rule 485(a)(2) under the Securities Act to register a newly created series of the Trust, the SPDR® [S&P 500 ESG] ETF.

Please contact me at (202) 373-6133 with your questions or comments.

Sincerely,

/s/ Beau Yanoshik
Beau Yanoshik

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001